Note 14 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Current income tax expense (recovery)	$ 3,051	$ (652)	$ 3,513	$ (1,909)
Deferred tax expense (recovery)	(998)	560	(3,754)	6,500
Provision for (recovery of) income taxes	$ 2,053	$ (92)	$ (241)	$ 4,591